REDEEMABLE NON-CONTROLLING INTERESTS (Details Narrative) - CNY (¥) ¥ in Millions	1 Months Ended
	Oct. 31, 2023	Dec. 31, 2024
Hefei Construction Investment North City Industrial Investment Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Investment	¥ 147.1
Investment subscription percent	12.02%
Uxin Hefei [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Lease term		10 years